Segmental reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of analysis of results by business

Analysis of results by business
	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2023
Total income	7,587	17,918	(127)	25,378
Operating costs	(4,393)	(11,578)	(743)	(16,714)
UK bank levy	(30)	(136)	(14)	(180)
Litigation and conduct	8	(47)	2	(37)
Total operating expenses	(4,415)	(11,761)	(755)	(16,931)
Other net income/(expenses)[1]	—	(2)	(7)	(9)
Profit/(loss) before impairment	3,172	6,155	(889)	8,438
Credit impairment charges	(304)	(1,548)	(29)	(1,881)
Profit/(loss) before tax	2,868	4,607	(918)	6,557
Total assets (£bn)	293.1	1,166.1	18.3	1,477.5
Total liabilities (£bn)	264.2	1,077.9	63.5	1,405.6
Number of employees (full time equivalent)	6,800	12,400	73,200	92,400
Average number of employees (full time equivalent)				92,900
Average number of employees (headcount)				94,800
Note
1Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2022
Total income	7,259	17,867	(170)	24,956
Operating costs	(4,260)	(10,361)	(336)	(14,957)
UK bank levy	(26)	(133)	(17)	(176)
Litigation and conduct	(41)	(1,503)	(53)	(1,597)
Total operating expenses	(4,327)	(11,997)	(406)	(16,730)
Other net income/(expenses)[1]	—	28	(22)	6
Profit/(loss) before impairment	2,932	5,898	(598)	8,232
Credit impairment charges	(286)	(933)	(1)	(1,220)
Profit/(loss) before tax	2,646	4,965	(599)	7,012
Total assets (£bn)	313.2	1,181.3	19.2	1,513.7
Total liabilities (£bn)	287.3	1,093.9	63.2	1,444.4
Number of employees (full time equivalent)	6,200	10,900	70,300	87,400
Average number of employees (full time equivalent)				83,900
Average number of employees (headcount)				86,200
Note
1Other net income  represents the share of post-tax results of associates and joint ventures, profit on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

	Barclays UK	Barclays International	Head Office	Group results
	£m	£m	£m	£m
For the year ended 31 December 2021
Total income	6,536	15,665	(261)	21,940
Operating costs	(4,357)	(9,076)	(659)	(14,092)
UK bank levy	(36)	(134)	—	(170)
Litigation and conduct	(37)	(345)	(15)	(397)
Total operating expenses	(4,430)	(9,555)	(674)	(14,659)
Other net income[1]	—	40	220	260
Profit/(loss) before impairment	2,106	6,150	(715)	7,541
Credit impairment releases	365	288	—	653
Profit/(loss) before tax	2,471	6,438	(715)	8,194
Total assets (£bn)	321.2	1,044.1	19.0	1,384.3
Total liabilities (£bn)	291.8	965.4	57.0	1,314.2
Number of employees (full time equivalent)[2]	7,100	10,400	64,100	81,600
Average number of employees (full time equivalent)				82,900
Average number of employees (headcount)				85,600
Notes
1Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.
2Barclays Execution Services Employees are reported within the Head Office Segment. Barclays UK transformed its business in 2021 and consolidated all Customer Care employees, who directly serve customers, into Barclays Execution Services to improve customer service and experience. Costs are recharged, while FTEs are reported within Head Office, as at 31
December 2021 10,700 FTEs were impacted by the move from Barclays UK to Head Office.

Disclosure of income by geographic region

Income by geographic region[1]
	2023	2022	2021
For the year ended 31 December	£m	£m	£m
United Kingdom	13,295	14,908	11,256
Europe	2,517	2,321	2,372
Americas	8,109	6,353	7,199
Africa and Middle East	87	63	45
Asia	1,370	1,311	1,068
Total	25,378	24,956	21,940
.
Income from individual countries which represent more than 5% of total income[1]
	2023	2022	2021
For the year ended 31 December	£m	£m	£m
United Kingdom	13,295	14,908	11,256
United States	7,911	6,176	7,048
Note
1The geographical analysis is based on the location of the office where the transactions are recorded.